Related Party Transactions - Transactions with existing related parties (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Avenir LNG Limited
Related Party Transaction [Line Items]
Other receivables	$ 7,093,000	$ 3,472,000
Related Party
Related Party Transaction [Line Items]
Other receivables	$ 7,093,000	3,472,000
CoolCo and Subsidiaries
Related Party Transaction [Line Items]
Other receivables		$ 394,000